Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [Line Items]
Revenues		$ 7,258	$ 6,794
Staff costs	[1]	(2,551)	(2,417)
Goods and services	[1]	(1,469)	(1,260)
Other operating expenses		(363)	(340)
Fair value adjustments on acquired deferred revenue		9	16
Reportable segments adjusted EBITDA		2,884	2,793
Corporate costs		(105)	(115)
Remove fair value adjustments on acquired deferred revenue		(9)	(16)
Fair value adjustments		17	(2)
Depreciation		(113)	(116)
Other operating gains, net		144	397
Operating profit		2,109	2,332
Net interest expense		(125)	(152)
Other finance income (costs)		45	(192)
Share of post-tax earnings in equity method investments		40	1,075
Tax expense		123	(417)
Earnings from continuing operations		2,192	2,646
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		2,922	2,807
Staff costs	[1]	(936)	(913)
Goods and services	[1]	(539)	(450)
Other operating expenses		(146)	(146)
Fair value adjustments on acquired deferred revenue		1	1
Reportable segments adjusted EBITDA		1,302	1,299
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues		1,844	1,620
Staff costs	[1]	(678)	(615)
Goods and services	[1]	(396)	(299)
Other operating expenses		(105)	(90)
Fair value adjustments on acquired deferred revenue		6	3
Reportable segments adjusted EBITDA		671	619
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		1,165	1,058
Staff costs	[1]	(327)	(305)
Goods and services	[1]	(267)	(234)
Other operating expenses		(44)	(40)
Fair value adjustments on acquired deferred revenue		0	11
Reportable segments adjusted EBITDA		527	490
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues		832	769
Staff costs	[1]	(439)	(411)
Goods and services	[1]	(166)	(157)
Other operating expenses		(33)	(30)
Fair value adjustments on acquired deferred revenue		2	1
Reportable segments adjusted EBITDA		196	172
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues		519	562
Staff costs	[1]	(171)	(173)
Goods and services	[1]	(125)	(142)
Other operating expenses		(35)	(34)
Fair value adjustments on acquired deferred revenue		0	0
Reportable segments adjusted EBITDA		188	213
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues		(24)	(22)
Staff costs	[1]	0	0
Goods and services	[1]	24	22
Reportable segments adjusted EBITDA		0	0
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization		(618)	(512)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization		$ (91)	$ (97)

[1]	Refer to note 5 for components of staff costs and definition of goods and services.